RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Non-current (note 34)	$ 124	$ 116	$ 126
Current (note 34)	61	37	45
Total	$ 185	$ 153	$ 171	$ 0